SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Earnings (loss) per share (Details) - ADS - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Employee stock option
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Antidilutive securities	278,011	25,595
Outstanding warrants
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Antidilutive securities	864,081	280,735